Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Issued Share Based Awards

Under the plan, the Company has issued the following share based awards:

	Restricted Stock Units
	Number of Units		Weighted Average Fair Value on Grant	Actual Fair Value on Vesting
	Management	Directors	date	date
Un-Vested as at January 1, 2010	560,000	150,273	$4.21	n/a
Vested in January 2010	—	(150,273)	1.83	1.46
Granted on March 1, 2010	—	58,511	1.88	n/a
Vested in September 2010	(210,000)	—	4.93	2.67
Vested in October 2010	(90,000)	—	4.93	2.65

Un-Vested as at December 31, 2010	260,000	58,511	$4.23	n/a
Vested in January 2011	—	(58,511)	1.88	5.04
Granted on March 17, 2011	15,000	17,886	6.15	n/a
Vested in September 2011	(206,250)	—	4.84	2.35
Granted on September 2, 2011	150,000	—	3.07	n/a
Vested in October 2011	(68,750)	—	4.84	1.96

Un-Vested as at December 31, 2011	150,000	17,886	$3.40	n/a
Vested in January 2012	—	(17,886)	6.15	1.75
Granted on March 13, 2012	75,000	32,070	3.43	n/a

Un-Vested as at December 31, 2012	225,000	32,070	$3.22	n/a